Other Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Unrealized loss recognized in other loss	$ (4.2)	$ (2.0)
Gain on capital dispositions	316.4	(199.2)
ARO Federal Aid	5.1	0.0
Lease modification	(0.4)	12.2
Settlement proceeds	0.0	22.9
Other	5.4	6.2
Other income (loss)	$ 322.3	$ (159.9)